Description of Plan and Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) hours year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Administrative expenses	$ 740,746	$ 1,097,852
EBP 018
EBP, Description of Plan [Line Items]
Requisite hours of service | hours	1,000
Requisite service period	12 months
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Withdrawal service period	5 years
Retirement age | year	65
Contributions, not less than	1.00%
Contributions, up to	100.00%
Involuntary cash-out limit	$ 7,000
Vesting percentage	100.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Forfeited nonvested account	$ 2,203,960	1,220,682
Forfeited nonvested account, decrease from administrative expense	490,266	20,500
Forfeited nonvested account, decrease from employer contribution	0	742,750
Benefits payable	$ 4,054	$ 0
EBP 018 | Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Requisite hours of service | hours	1,000
Vesting period	3 years
Annual non-elective employer contribution	3.00%
Vesting percentage	100.00%
EBP 018 | EBP, Employer Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.50%
EBP 018 | EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Eligible compensation percentage	1.00%
EBP 018 | EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Eligible compensation percentage	5.00%
EBP 018 | Union Employees
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Eligible compensation percentage	4.00%
EBP 018 | Non-Union Employees
EBP, Description of Plan [Line Items]
Period from commencement for lump sum distributions	90 days
EBP 018 | Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	2 years
Vesting percentage	100.00%